Segregated Cash and Securities	12 Months Ended
Dec. 31, 2012
Segregated Cash and Securities
6.	Segregated Cash and Securities

Cash and securities segregated under U.S. federal and other regulations primarily relate to the Company’s recently acquired FCM business (see Footnote 25 “Acquisition” for further discussion) and consist of the following (in thousands):

	DECEMBER 31, 2012	DECEMBER 31, 2011
Segregated cash	$163,992	$11,010
Segregated securities	3,000	—

Total Segregated cash and securities	$166,992	$11,010

Segregated securities consist of U.S. government obligations.